N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Oct. 28, 2026
Amendment Flag	false
C000054147 [Member] | C000008598 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	94.00%
C000054147 [Member] | C000008612 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	76.00%
C000054147 [Member] | C000008616 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	76.00%
C000054147 [Member] | C000008626 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	81.00%
C000054147 [Member] | C000008628 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	52.00%
C000054147 [Member] | C000008630 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	51.00%